Trade and other payables (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Included within non-current liabilities:
Other payables	€ 424	€ 340
Accruals	47	60
Contract liabilities	519	612
Derivative financial instruments	3,919	4,177
Total trade and other non-current payables	4,909	5,189
Included within current liabilities:
Trade payables	6,739	6,696
Amounts owed to associates and joint ventures	36	51
Other taxes and social security payable	1,196	1,185
Other payables	2,349	2,040
Accruals	5,688	5,077
Contract liabilities	1,971	2,081
Derivative financial instruments	91	589
Total trade and other current payables	18,070	17,719
Payable in relation to the irrevocable and non-discretionary share buyback programme	339	0
Revenue recognised during the year	2,081
Vodafone UK plan
Included within non-current liabilities:
Other payables	383	€ 294
Vodafone Egypt | Assets and liabilities classified as held for sale
Included within current liabilities:
Total trade and other current payables	€ 634